REVENUES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 365,477	$ 331,993	$ 335,250
Programmatic
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	324,466	299,005	274,355
Performance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 41,011	$ 32,988	$ 60,895